Debt and Capital Lease Obligations (UPC Broadband Details of Borrowings) (Schedule) (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)
UPC Broadband Holding Bank Facility [Member]
Debt Instrument [Line Items]
Unused borrowing capacity		$ 1,266.0
Outstanding principal amount		$ 3,179.2
UPC Broadband Holding Bank Facility V Debt [Member]
Debt Instrument [Line Items]
Stated interest rate of debt	7.625%	7.625%
Facility amount | €	€ 500.0
Unused borrowing capacity		$ 0.0
Outstanding principal amount		$ 605.0
UPC Broadband Holding Bank Facility Y Debt [Member]
Debt Instrument [Line Items]
Stated interest rate of debt	6.375%	6.375%
Facility amount | €	€ 750.0
Unused borrowing capacity		$ 0.0
Outstanding principal amount		$ 907.5
UPC Broadband Holding Bank Facility Z Debt [Member]
Debt Instrument [Line Items]
Stated interest rate of debt	6.625%	6.625%
Facility amount		$ 1,000.0
Unused borrowing capacity		0.0
Outstanding principal amount		$ 1,000.0
UPC Broadband Holding Bank Facility AC Debt [Member]
Debt Instrument [Line Items]
Stated interest rate of debt	7.25%	7.25%
Facility amount		$ 750.0
Unused borrowing capacity		0.0
Outstanding principal amount		$ 750.0
UPC Broadband Holding Bank Facility AD Debt [Member]
Debt Instrument [Line Items]
Stated interest rate of debt	6.875%	6.875%
Facility amount		$ 750.0
Unused borrowing capacity		0.0
Outstanding principal amount		750.0
UPC Broadband Holding Bank Facility AG Debt [Member]
Debt Instrument [Line Items]
Line of credit interest rate description	EURIBOR
Basis spread on variable rate	3.75%
Facility amount		1,554.4
Unused borrowing capacity		0.0
Outstanding principal amount		1,877.2
UPC Broadband Holding Bank Facility AH Debt [Member]
Debt Instrument [Line Items]
Line of credit interest rate description	LIBOR
Basis spread on variable rate	2.50%
Facility amount | €	€ 1,305.0
Unused borrowing capacity		0.0
Outstanding principal amount		1,302.0
UPC Broadband Holding Bank Facility AI Debt [Member]
Debt Instrument [Line Items]
Line of credit interest rate description	EURIBOR
Basis spread on variable rate	3.25%
Facility amount		1,046.2
Unused borrowing capacity		1,266.0
Outstanding principal amount		0.0
UPC Broadband Holding Bank Elimination of Facilities V, Y, Z, AC and AD in Consolidation [Member]
Debt Instrument [Line Items]
Unused borrowing capacity		0.0
Outstanding principal amount		$ (4,012.5)